TRADE ACCOUNTS RECEIVABLE, NET - Aging list of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Aging list of trade accounts receivable
Trade accounts receivable	R$ 8,730,634	R$ 8,862,354
Falling due
Aging list of trade accounts receivable
Trade accounts receivable	6,485,154	6,635,125
Overdue - 1 to 30 days
Aging list of trade accounts receivable
Trade accounts receivable	1,096,639	1,132,008
Overdue - 31 to 60 days
Aging list of trade accounts receivable
Trade accounts receivable	305,019	375,176
Overdue - 61 to 90 days
Aging list of trade accounts receivable
Trade accounts receivable	200,401	232,648
Overdue - 91 to 120 days
Aging list of trade accounts receivable
Trade accounts receivable	220,221	105,342
Overdue - over 120 days
Aging list of trade accounts receivable
Trade accounts receivable	R$ 423,200	R$ 382,055